Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	0 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012 Ziegler Funds	Sep. 30, 2012 Ziegler Funds	Dec. 31, 2012 Ziegler Funds	Dec. 31, 2011 Ziegler Funds	Sep. 30, 2013 Operating Partnership	Sep. 30, 2013 Operating Partnership New Orleans, LA acquisitions	Sep. 30, 2013 Operating Partnership New Orleans, LA acquisitions Units	Jul. 23, 2013 Zeigler Funds Properties Operating Partnership building	Jul. 24, 2013 Zeigler Funds Properties Operating Partnership state	Jul. 24, 2013 Zeigler Funds Properties Operating Partnership Units
Noncontrolling Interests
Number of medical office buildings										19
Number of states											10
Number of partnership units issued												2,744,000
Repayment of outstanding indebtedness		$ 37,978,000		$ 12,717,000	$ 14,149,277	$ 2,639,278				$ 36,900,000
Purchase price								37,500,000
Number of units issued for funding purchase price									954,877
Value of units issued for funding purchase price									11,500,000
Percentage of interest held							76.40%
Impairment of Intangible and Long-Lived Assets
Impairment of intangible and long-lived assets	0		0
Rental Revenue
Rental revenue due in excess of amounts currently due from tenants	$ 1,400,000	$ 1,400,000			$ 1,300,000
Dividends
Cash dividend declared to common shareholders (in dollars per share)	$ 0.18	$ 0.18
Cash dividend declared to common shareholders, which is equivalent to a full quarterly dividend (in dollars per share)	$ 0.225